Consolidated Statements of Operations - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations
Revenue from merchant banking products and services	$ 101,013	$ 124,059	$ 249,581
Metals	77,527	107,540	143,572
Food products	2,465
Plastics			98
Steel products			23,898
Minerals, chemicals and alloys			57,768
Natural gas	7,712	10,371	8,931
Royalty revenue	5,687	2,437	8,868
Power and electricity	4,075	4,254	4,215
Fees	$ 3,547	4,331	2,231
Interest to contract liabilities		2,437
Underpayment of resource property royalties from prior years			$ 5,619
Loss on settlement		$ 5,600